Equity - Other reserves additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reserve of gain loss FVOCI
Disclosure of equity [Line Items]
Unrealised revaluations	€ (366)	€ 664	€ (35)
Reserve of gain loss FVOCI | Bank Of Beijing
Disclosure of equity [Line Items]
Unrealised revaluations	(403)	652	€ (24)
Reserve of cash flow hedges
Disclosure of equity [Line Items]
Unrealised revaluations	597	€ 365
Unrealised Revaluations And Exchange Rate Differences
Disclosure of equity [Line Items]
Unrealised revaluations	(789)
Currency translation reserve | US Dollar
Disclosure of equity [Line Items]
Unrealised revaluations	(664)
Currency translation reserve | Turkish Lira
Disclosure of equity [Line Items]
Unrealised revaluations	(21)
Currency translation reserve | Turkish Lira | IAS 29
Disclosure of equity [Line Items]
Unrealised revaluations	123
Currency translation reserve | British Pound
Disclosure of equity [Line Items]
Unrealised revaluations	(64)
Currency translation reserve | Polish Zloty
Disclosure of equity [Line Items]
Unrealised revaluations	29
Currency translation reserve | Ukraine Hryvnia
Disclosure of equity [Line Items]
Unrealised revaluations	(16)
Currency translation reserve | Australian Dollar
Disclosure of equity [Line Items]
Unrealised revaluations	(69)
Currency translation reserve | Russian Rouble
Disclosure of equity [Line Items]
Unrealised revaluations	87
Currency translation reserve | Thai Baht
Disclosure of equity [Line Items]
Unrealised revaluations	(19)
Currency translation reserve | Romanian Leu
Disclosure of equity [Line Items]
Unrealised revaluations	(13)
Currency translation reserve | Other currency
Disclosure of equity [Line Items]
Unrealised revaluations	€ (39)